Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Grant Timing Policy
The Compensation Committee monitors the Company’s equity grant policies to evaluate whether such policies comply with governing regulations and are consistent with good corporate practices. Annual equity grants to our NEOs are generally made in the first quarter of each year. In addition, the Compensation Committee may make grants at any time during the year it deems appropriate, including with respect to new hires or transitions. The Compensation Committee does not grant equity awards in anticipation of the release of material nonpublic information or time the release of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	Annual equity grants to our NEOs are generally made in the first quarter of each year. In addition, the Compensation Committee may make grants at any time during the year it deems appropriate, including with respect to new hires or transitions.
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false